Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
In US Dollars [member]
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate	0.60%	2.30%
In Argentina Pesos [member]
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate	56.80%	54.00%